Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable		¥ 94,939	¥ 117,186
Accrued advertising and other expenses		37,614	55,524
Accrued professional service fees		9,847	11,316
Security deposits from agents		3,546	972
Advance from agents		3,366	2,000
Accrued rent expenses		802	795
Accrued staff reimbursements		13,315	10,756
Others		3,526	2,691
Total	$ 23,982	¥ 166,955	¥ 201,240